Intangible Assets, Net	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

11.	INTANGIBLE ASSETS, NET

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Software and operating system	5,081	4,427	645
Less: Accumulated amortization	(4,381)	(3,694)	(538)
Intangible asset, net	700	733	107

Amortization expense for the years ended June 30, 2018 and 2019 was RMB1,261 and RMB620, respectively.